Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Sales, net	$ 862,944	$ 759,285	$ 670,954
Cost of sales	186,359	179,279	176,128
Gross profit	676,585	580,006	494,826
Operating expenses:
Research and development	65,510	55,430	46,508
Selling, marketing, general and administrative	87,644	91,733	86,438
Settlements and loss contingencies	(4,200)	2,590	33,300
Total operating expenses	148,954	149,753	166,246
Operating income	527,631	430,253	328,580
Financial income, net	(51,311)	(12,285)	(3,931)
Other gain, net	2,738	1,369	3,352
Income before income taxes	581,680	443,907	335,863
Tax expense	96,059	82,729	67,799
Income from continuing operations	485,621	361,178	268,064
Net loss from discontinued operations attributable to Taro	(787)	(319)	(1,194)
Net income	484,834	360,859	266,870
Net income attributable to non-controlling interest	577	472	664
Net income attributable to Taro	484,257	360,387	266,206
Net income from continuing operations attributable to Taro	485,044	360,706	267,400
Net loss from discontinued operations attributable to Taro	(787)	(319)	(1,194)
Net income attributable to Taro	$ 484,257	$ 360,387	$ 266,206
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 11.32	$ 8.15	$ 5.99
Diluted	11.32	8.15	5.98
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic	(0.01)	(0.01)	(0.03)
Diluted	(0.01)	(0.01)	(0.03)
Net income per ordinary share attributable to Taro:
Basic	11.31	8.14	5.96
Diluted	$ 11.31	$ 8.14	$ 5.95
Weighted-average number of ordinary shares used to compute net income per share:
Basic	42,833,533	44,276,003	44,677,603
Diluted	42,833,750	44,279,124	44,715,111